Debt (Long-term Debt Maturities) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Aug. 03, 2020 USD ($)	May 07, 2019 USD ($)
Debt Instrument [Line Items]
Long-term Line of Credit	$ 80.0	$ 104.0
Line of Credit Facility, Maximum Borrowing Capacity	110.0	125.0
Proceeds from Issuance of Long-term Debt	555.0	821.7	$ 0.0
Unamortized Deferred Financing Costs, Consolidated	(15.9)
Current portion - long-term debt	0.2
Long-Term Debt, Maturity, Year Two	0.2
2018	0.2
2019	0.2
2020	415.2
Thereafter	997.0
Total Maturities	1,413.0
Total long-term debt	1,393.6
Unamortized Deferred Financing Costs	(10.2)	(5.9)
Current portion - long-term debt	0.2	139.8
Long-term Debt, Excluding Current Maturities	1,393.4	1,223.3
Letter Of Credit Sublimit		75.0
Line of Credit Facility, Additional Borrowing Capacity		50.0
THE DAYTON POWER AND LIGHT COMPANY [Member]
Debt Instrument [Line Items]
Long-term Line of Credit	20.0	40.0
Line of Credit Facility, Maximum Borrowing Capacity	175.0
Unamortized Deferred Financing Costs (Subsidiary)	(5.7)	$ (5.4)
Letter Of Credit Sublimit	75.0
Line of Credit Facility, Additional Borrowing Capacity	100.0
3.95% Senior Notes due 2049 [Member] | THE DAYTON POWER AND LIGHT COMPANY [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Long-term Debt	$ 425.0
Debt Instrument, Interest Rate, Stated Percentage	3.95%
Extinguishment of Debt, Amount	$ 435.0
Long-term Debt, Gross	425.0
Ten Year Senior Unsecured Bonds At 435 Maturing At April 15 2029 [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Long-term Debt	$ 400.0
Debt Instrument, Interest Rate, Stated Percentage	4.35%
Senior Unsecured Bonds at 7.25% maturing in 2021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	7.25%	7.25%
Extinguishment of Debt, Amount		$ 400.0
Make Whole Premium		41.4
Long-term Debt, Gross		$ 380.0			$ 780.0
Senior Unsecured Notes At 6.80 Maturing On October 2019 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		6.75%
Extinguishment of Debt, Amount		$ 99.0
Make Whole Premium		1.5
One Point One Three To One Point One Seven Bonds Maturing In August Two Thousand Twenty [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		140.0
Four Point Two Zero Percentage Of U S Government Note Maturing In February Two Thousand Sixty One [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 17.4	17.5
Four Point Two Zero Percentage Of U S Government Note Maturing In February Two Thousand Sixty One [Member] | THE DAYTON POWER AND LIGHT COMPANY [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	4.20%
Variable Rate Notes Backed by Term Loan and First Mortgage Bonds [Member] | THE DAYTON POWER AND LIGHT COMPANY [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross				$ 140.0
Revolving Credit Facility [Member] | THE DAYTON POWER AND LIGHT COMPANY [Member]
Debt Instrument [Line Items]
Debt Covenant, Total Debt to Total Capitalization Ratio, Maximum	0.67
Debt [Member]
Debt Instrument [Line Items]
Long-term Debt and Lease Obligation, Including Current Maturities	$ 1,393.6	$ 1,363.1